Basis of preparation	12 Months Ended
Mar. 31, 2023
Disclosure of Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation
a.	Statement of compliance

The accompanying Consolidated Financial Statements of the Group have been prepared in accordance with the International Financial Reporting Standards (IFRS) and its interpretations as issued by the International Accounting Standards Board (IASB).

These Consolidated Financial Statements have been approved for issue by the Board of Directors on June
28
, 2023

b.	Basis of measurement

These Consolidated Financial Statements have been prepared on the historical cost basis except for the following:

•	Derivative financial instruments are measured at fair value
•	Financial instruments at fair value through profit or loss are measured at fair value.
•	Financial assets at fair value through other comprehensive income are measured at fair value
•	Share-based payments
•
The defined benefit asset is recognized as the net total of the plan assets, plus unrecognized past service cost and unrecognized actuarial losses, less unrecognized actuarial gains and the present value of the defined benefit obligation.

•
In relation to lease prepayments, the initial fair value of the security deposit is estimated as the present value of the refundable amount, discounted using the market interest rates for similar instruments. The difference between the initial fair value and the refundable amount of the deposit is recognized as a Right of Use Asset and present value of lease liability

The above items have been measured at fair value and the methods used to measure fair values are discussed further in Note 4.

c.	Functional and presentation currency

Items included in the financial statements of each Group entity are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Indian rupee is the functional currency of Sify, its domestic subsidiaries. The U.S. dollar is the functional currency of Sify’s foreign subsidiaries i.e. Sify Technologies North America Corporation and Sify Technologies (Singapore) Pte. Ltd. located in
North America, United States of America and in Singapore.

The Consolidated Financial Statements are presented in Indian Rupees which is the Group’s presentation currency. All financial information presented in Indian Rupees has been rounded up to the nearest thousand except where otherwise indicated.

Convenience translation
 :
Solely for the convenience of the reader, the financial statements as of and for the year ended March 31, 2023 have been translated into United States dollars (neither the presentation currency nor the functional currency of the Group) based on the reference rate in the City of Mumbai on March 31, 2023, for cable transfers in Indian rupees as published by the Reserve Bank of India which was ₹ 82.2169 per $1.00. No representation is made that the Indian rupee amounts have been, could have been or could be converted into United States dollar at such a rate or at any other rate on March 31, 2023 or at any other date.

d.	Use of estimates and judgments

The preparation of Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, the disclosures of contingent assets and contingent liabilities at the date of financial statements, income and expenses during the period. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in future periods which are affected.

Application of accounting policies that require critical accounting estimates, judgments and assumptions having the most significant effect on the amounts recognized in the financial statements are
:

•	Useful lives of property, plant and equipment (Note 3 e and Note 5)
•	Useful lives of intangible assets (Note 3 g and Note 6)
•	Estimate of Lease term and measurement of Right of Use Assets and Lease Liabilities (Note 3 h, 7)
•	Identification of performance obligation and timing of satisfaction of performance obligation, measurement of transaction price on revenue recognition (Note 3 o)
•	Measurement of the recoverable amounts of cash-generating units containing goodwill (Note 3 k and Note 6)
•	Utilization of tax losses and computation of deferred taxes (Note 3 r, 11)
•	Measurement of defined employee benefit obligations (Note 17)
•	Measurement of share-based payments (Note 3 m, 27)
•	Valuation of financial instruments (Note 3 c, 4, 34 and 33)
•	Provisions and contingencies (Note 3 n and 31)
•	Expected Credit losses on Financial Assets (Note 3 c, 13)
•	Impairment testing [N ote 3 k ]